Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-term debt	$ 1,512,230	$ 1,522,979
Long-Term Debt, Gross	1,512,230	1,522,979
Debt Issuance Costs, Gross	(7,808)	(8,141)
Long-Term Debt	1,504,422	1,514,838
Long-term Debt, Gross, Current Maturities	(234,165)	(270,754)
Debt Issuance Costs, Current, Net	2,494	2,623
Long-Term Debt, Excluding Current Maturities	1,272,751	1,246,707
Loans Payable [Member]
Long-term debt	1,258,988	1,329,347
Long-Term Debt, Gross	1,258,988	1,329,347
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	93,750	99,107
Long-Term Debt, Gross	93,750	99,107
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	0	93,288
Long-Term Debt, Gross	0	93,288
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	44,275	47,125
Long-Term Debt, Gross	44,275	47,125
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	10,876	18,414
Long-Term Debt, Gross	10,876	18,414
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	20,750
Long-Term Debt, Gross	0	20,750
Loans Payable [Member] | Benedict Maritime Co. [Member]
Long-term debt	171,619	212,667
Long-Term Debt, Gross	171,619	212,667
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	3,000	9,000
Long-Term Debt, Gross	3,000	9,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	48,687	53,875
Long-Term Debt, Gross	48,687	53,875
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	130,200	146,400
Long-Term Debt, Gross	130,200	146,400
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	39,000	44,000
Long-Term Debt, Gross	39,000	44,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	13,667	15,417
Long-Term Debt, Gross	13,667	15,417
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	18,750	20,250
Long-Term Debt, Gross	18,750	20,250
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	0	7,150
Long-Term Debt, Gross	0	7,150
Loans Payable [Member] | NML Loan 4 [Member]
Long-term debt	3,878	9,648
Long-Term Debt, Gross	3,878	9,648
Loans Payable [Member] | N M L Loan 5 [Member]
Long-term debt	3,457	3,952
Long-Term Debt, Gross	3,457	3,952
Loans Payable [Member] | N M L Loan 6 [Member]
Long-term debt	4,106	4,574
Long-Term Debt, Gross	4,106	4,574
Loans Payable [Member] | N M L Loan 7 [Member]
Long-term debt	0	8,531
Long-Term Debt, Gross	0	8,531
Loans Payable [Member] | N M L Loan 8 [Member]
Long-term debt	9,090	9,792
Long-Term Debt, Gross	9,090	9,792
Loans Payable [Member] | N M L Loan 9 [Member]
Long-term debt	7,875	8,934
Long-Term Debt, Gross	7,875	8,934
Loans Payable [Member] | N M L Loan 10 [Member]
Long-term debt	0	0
Long-Term Debt, Gross	0	0
Loans Payable [Member] | N M L Loan 11 [Member]
Long-term debt	0	0
Long-Term Debt, Gross	0	0
Loans Payable [Member] | N M L Loan 12 [Member]
Long-term debt	4,590	5,030
Long-Term Debt, Gross	4,590	5,030
Loans Payable [Member] | N M L Loan 13 [Member]
Long-term debt	0	0
Long-Term Debt, Gross	0	0
Loans Payable [Member] | NML Loan 14 [Member]
Long-term debt	3,125	3,545
Long-Term Debt, Gross	3,125	3,545
Loans Payable [Member] | N M L Loan 15 [Member]
Long-term debt	0	4,617
Long-Term Debt, Gross	0	4,617
Loans Payable [Member] | N M L Loan 16 [Member]
Long-term debt	0	10,917
Long-Term Debt, Gross	0	10,917
Loans Payable [Member] | N M L Loan 17 [Member]
Long-term debt	0	0
Long-Term Debt, Gross	0	0
Loans Payable [Member] | Sykes Maritime Co. [Member]
Long-term debt	21,538	22,323
Long-Term Debt, Gross	21,538	22,323
Loans Payable [Member] | N M L Loan 18 [Member]
Long-term debt	40,284	78,041
Long-Term Debt, Gross	40,284	78,041
Loans Payable [Member] | Beardmore Maritime Co. [Member]
Long-term debt	116,250	120,000
Long-Term Debt, Gross	116,250	120,000
Loans Payable [Member] | Bertrand Maritime Co. [Member]
Long-term debt	234,834	241,571
Long-Term Debt, Gross	234,834	241,571
Loans Payable [Member] | N M L Loan 19 [Member]
Long-term debt	9,693	10,429
Long-Term Debt, Gross	9,693	10,429
Loans Payable [Member] | Walston Shipping Co. [Member]
Long-term debt	38,399	0
Long-Term Debt, Gross	38,399	0
Loans Payable [Member] | N M L Loan 20 [Member]
Long-term debt	28,216	0
Long-Term Debt, Gross	28,216	0
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	19,713	0
Long-Term Debt, Gross	19,713	0
Loans Payable [Member] | NML Loan 21 [Member]
Long-term debt	27,316	0
Long-Term Debt, Gross	27,316	0
Loans Payable [Member] | Plange Shipping Co. and Six Other Companies Loan Agreement [Member]
Long-term debt	112,800	0
Long-Term Debt, Gross	112,800	0
Loans Payable [Member] | Refinance Loan with Schofield Maritime Co. and Eight Other Companies [Member]
Long-term debt	0	0
Long-Term Debt, Gross	0	0
Other Financing Arrangements [Member]
Long-term debt	253,242	193,632
Long-Term Debt, Gross	$ 253,242	$ 193,632